Deposits (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Deposits From Banking Clients [Line Items]
Time deposits	$ 10,879	¥ 894,169	¥ 921,352
Other deposits	2,547	209,345	143,823
Total	$ 13,426	¥ 1,103,514	¥ 1,065,175